Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BQMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for recent performance information.
Net Assets	$ 90,890,162
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$90,890,162
Number of Holdings	33
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
ONEOK, Inc.	6.1%
Arista Networks, Inc.	5.8%
Tractor Supply Co.	5.7%
Copart, Inc.	5.5%
Amphenol Corp.	5.0%
The Hershey Co.	4.2%
ResMed, Inc.	4.2%
Tyler Technologies, Inc.	4.0%
Fastenal Co.	3.8%
AptarGroup, Inc.	3.8%

Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Quality Large Cap Fund
Class Name	Institutional Class
Trading Symbol	BQLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for recent performance information.
Net Assets	$ 408,544,979
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$408,544,979
Number of Holdings	41
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.2%
Alphabet, Inc.	6.0%
Mastercard, Inc.	4.7%
UnitedHealth Group, Inc.	4.3%
JPMorgan Chase & Co.	3.6%
iShares U.S. Energy ETF	3.5%
Apple, Inc.	3.5%
Merck & Co., Inc.	3.2%
Colgate-Palmolive Co.	3.2%
West Pharmaceutical Services, Inc.	3.2%

Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html.